Restructuring Charges (Summary of Restructuring Costs) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restructuring Reserve [Roll Forward]
Balance at the beginning of the period	$ 0
Accruals	12,026,000	$ 0	$ 0
Payments	514,000
Balance at the end of the period	11,512,000	0
Cumulative Charges Incurred	12,026,000
Termination benefits
Restructuring Reserve [Roll Forward]
Balance at the beginning of the period	0
Accruals	8,880,000
Payments	491,000
Balance at the end of the period	8,389,000	0
Cumulative Charges Incurred	8,880,000
Contract termination costs
Restructuring Reserve [Roll Forward]
Balance at the beginning of the period	0
Accruals	338,000
Payments	0
Balance at the end of the period	338,000	0
Cumulative Charges Incurred	338,000
Other related costs
Restructuring Reserve [Roll Forward]
Balance at the beginning of the period	0
Accruals	2,808,000
Payments	23,000
Balance at the end of the period	2,785,000	$ 0
Cumulative Charges Incurred	$ 2,808,000